Capital and financial risk management - Liquidity risk management (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) item	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 26, 2024 GBP (£)	Dec. 26, 2024 CNY (¥)	Dec. 31, 2023 GBP (£)	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)
Capital and financial risk management
Current	£ 1,487							£ 656
Cash and cash equivalents	2,250	£ 684						1,044
Outstanding borrowings	10,127							9,456
Proceeds from borrowings	1,214	£ 11,004
Long-term borrowings	8,640							8,800
CNY long-term bank loan
Capital and financial risk management
Nominal value						£ 290	¥ 2,679
Liquidity risk
Capital and financial risk management
Current	1,487							656
Cash and cash equivalents	£ 2,250							£ 1,044
Number of revolving credit facilities | item	2
Liquidity risk | Euro commercial paper | Maximum
Capital and financial risk management
Nominal value									£ 2,000
Liquidity risk | US Dollar commercial paper | Maximum
Capital and financial risk management
Nominal value | $										$ 10,000
Liquidity risk | Revolving credit facility, maturing September 2025 | Maximum
Capital and financial risk management
Nominal value | $			$ 1,300
Liquidity risk | Revolving credit facility, maturing September 2027 | Maximum
Capital and financial risk management
Nominal value	£ 900
Liquidity risk | CNY long-term bank loan
Capital and financial risk management
Long-term borrowings | ¥					¥ 2,679
Liquidity risk | USD bonds
Capital and financial risk management
Long-term borrowings | $			$ 6,000
Liquidity risk | GBP Bonds
Capital and financial risk management
Long-term borrowings	£ 1,000
Liquidity risk | Euro bonds
Capital and financial risk management
Long-term borrowings | €				€ 3,100